Parametric

Commodity Strategy Fund

March 31, 2021

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Short-Term Investments — 98.2%

U.S. Treasury Obligations — 94.7%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 4/22/21(1)	$1,000	$999,997
U.S. Treasury Bill, 0.00%, 5/20/21(1)	18,500	18,499,748
U.S. Treasury Bill, 0.00%, 6/17/21	54,500	54,498,834
U.S. Treasury Bill, 0.00%, 7/15/21	47,400	47,398,617
U.S. Treasury Bill, 0.00%, 8/12/21(1)	10,000	9,999,551
U.S. Treasury Bill, 0.00%, 9/9/21	29,500	29,497,526
U.S. Treasury Bill, 0.00%, 10/7/21(1)	59,300	59,292,217
U.S. Treasury Bill, 0.00%, 11/4/21(1)	46,000	45,990,989
U.S. Treasury Bill, 0.00%, 12/2/21(1)	39,200	39,191,330
U.S. Treasury Bill, 0.00%, 12/30/21(1)	62,000	61,978,843
U.S. Treasury Bill, 0.00%, 1/27/22	34,000	33,986,497
U.S. Treasury Bill, 0.00%, 2/24/22	20,000	19,990,861
U.S. Treasury Inflation-Protected Note, 0.125%, 1/15/22(2)	8,089	8,272,129
U.S. Treasury Inflation-Protected Note, 0.625%, 7/15/21(2)	12,765	12,972,430
U.S. Treasury Note, 1.50%, 1/31/22	40,000	40,478,369
U.S. Treasury Note, 1.75%, 2/28/22(1)	59,750	60,661,104
U.S. Treasury Note, 1.875%, 1/31/22	50,000	50,758,129
U.S. Treasury Note, 1.875%, 2/28/22	28,900	29,375,684
U.S. Treasury Note, 2.00%, 12/31/21	10,000	10,144,508
U.S. Treasury Note, 2.125%, 12/31/21	18,000	18,279,100
U.S. Treasury Note, 2.375%, 3/15/22	25,000	25,551,252
U.S. Treasury Note, 2.50%, 1/15/22	42,500	43,320,210

Total U.S. Treasury Obligations (identified cost $720,836,077)		$721,137,925

Other — 3.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(3)	26,347,111	$26,347,111

Total Other (identified cost $26,347,111)		$26,347,111

Total Short-Term Investments (identified cost $747,183,188)		$747,485,036

Total Investments — 98.2% (identified cost $747,183,188)	$747,485,036

Other Assets, Less Liabilities — 1.8%	$13,692,715

Net Assets — 100.0%	$761,177,751

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for open futures contracts.

(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2021.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
Brent Crude Oil	215	Long	5/28/21	$13,396,650	$(145,060)
Cocoa	569	Long	7/15/21	13,570,650	(1,323,949)
Coffee	591	Long	7/20/21	27,791,775	(1,809,544)
Copper	271	Long	7/28/21	27,103,388	(844,747)
Corn	1,035	Long	7/14/21	28,333,125	1,169,911
Cotton No. 2	340	Long	7/8/21	13,968,900	(1,038,182)
Feeder Cattle	86	Long	8/26/21	6,762,825	173,229
Gold	314	Long	6/28/21	53,869,840	(2,365,360)
Hard Red Winter Wheat	240	Long	7/14/21	6,981,000	(490,370)
Lean Hogs	332	Long	6/14/21	13,983,840	1,559,210
Live Cattle	563	Long	6/30/21	27,677,080	655,070
LME Copper	88	Long	4/19/21	19,344,600	1,662,523
LME Copper	99	Long	5/17/21	21,752,775	2,174,611
LME Copper	123	Long	6/16/21	27,022,331	(850,508)
LME Lead	172	Long	4/19/21	8,415,100	(453,440)
LME Lead	216	Long	5/17/21	10,615,050	(460,868)
LME Lead	278	Long	6/14/21	13,703,663	(446,303)
LME Nickel	163	Long	4/19/21	15,677,340	(1,709,748)
LME Nickel	199	Long	5/17/21	19,159,521	(2,137,140)
LME Nickel	280	Long	6/14/21	26,982,480	(1,830,405)
LME Primary Aluminum	705	Long	4/19/21	38,673,656	2,736,158
LME Primary Aluminum	846	Long	5/17/21	46,535,288	4,188,818
LME Primary Aluminum	976	Long	6/16/21	53,893,500	154,305
LME Tin	41	Long	4/19/21	5,645,290	1,320,695
LME Tin	48	Long	5/17/21	6,405,120	869,105
LME Tin	52	Long	6/14/21	6,756,880	466,220
LME Zinc	273	Long	4/19/21	19,159,481	(204,988)
LME Zinc	319	Long	5/17/21	22,427,694	1,290,360
LME Zinc	388	Long	6/14/21	27,322,475	251,630
Low Sulphur Gasoil	532	Long	6/10/21	27,118,700	(666,835)

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Natural Gas	1,794	Long	12/29/21	$54,699,060	$(3,816,089)
NY Harbor ULSD	356	Long	5/28/21	26,506,906	(819,041)
Palladium	54	Long	6/28/21	14,147,460	1,181,640
Platinum	232	Long	7/28/21	13,821,400	108,634
RBOB Gasoline	664	Long	5/28/21	54,481,997	632,614
Robusta Coffee	511	Long	5/24/21	6,857,620	(325,430)
Silver	443	Long	7/28/21	54,426,980	(3,562,382)
Soybean	396	Long	7/14/21	28,269,450	700,868
Soybean Meal	341	Long	7/14/21	14,485,680	339,319
Soybean Oil	915	Long	7/14/21	27,867,240	884,765
Sugar No. 11	820	Long	6/30/21	13,564,768	(724,281)
Wheat	455	Long	7/14/21	14,008,313	(581,946)
White Sugar	322	Long	4/15/21	6,762,000	(924,835)
WTI Crude Oil	225	Long	5/20/21	13,315,500	(334,390)
LME Copper	(88)	Short	4/19/21	(19,344,600)	(2,089,450)
LME Copper	(99)	Short	5/17/21	(21,752,775)	778,388
LME Lead	(172)	Short	4/19/21	(8,415,100)	327,875
LME Lead	(216)	Short	5/17/21	(10,615,050)	450,900
LME Nickel	(163)	Short	4/19/21	(15,677,340)	1,571,646
LME Nickel	(199)	Short	5/17/21	(19,159,521)	1,626,228
LME Primary Aluminum	(705)	Short	4/19/21	(38,673,656)	(3,948,000)
LME Primary Aluminum	(846)	Short	5/17/21	(46,535,288)	(95,175)
LME Tin	(41)	Short	4/19/21	(5,645,290)	(903,845)
LME Tin	(48)	Short	5/17/21	(6,405,120)	(585,360)
LME Zinc	(273)	Short	4/19/21	(19,159,481)	(1,332,580)
LME Zinc	(319)	Short	5/17/21	(22,427,694)	(223,300)

					$(9,768,829)

Abbreviations:

LME	-	London Metal Exchange

RBOB	-	Reformulated Blendstock for Oxygenate Blending

ULSD	-	Ultra-Low Sulfur Diesel

WTI	-	West Texas Intermediate

Basis for Consolidation

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in PSC Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at March 31, 2021 were $97,680,589 or 12.8% of the Fund’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.

The Fund is subject to commodity risk in the normal course of pursuing its investment objective. Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Fund invests primarily in commodities-linked derivative investments, including commodity futures contracts that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.

At March 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

At March 31, 2021, the value of the Fund’s investment in affiliated funds was $26,347,111, which represents 3.5% of the Fund’s consolidated net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended March 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$77,222,587	$283,310,270	$(334,185,746)	$—	$—	$26,347,111	$8,981	26,347,111

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments —
U.S. Treasury Obligations	$—	$721,137,925	$—	$721,137,925
Other	—	26,347,111	—	26,347,111
Total Investments	$—	$747,485,036	$—	$747,485,036
Futures Contracts	$27,274,722	$—	$—	$27,274,722
Total	$27,274,722	$747,485,036	$—	$774,759,758

Liability Description
Futures Contracts	$(37,043,551)	$—	$—	$(37,043,551)
Total	$(37,043,551)	$—	$—	$(37,043,551)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.